Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000012161 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012161 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000012161 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000012161 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012161 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012161 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012161 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012162 | Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012162 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000012162 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000012162 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012162 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012162 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012162 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.40%